Approval of financial statements	12 Months Ended
Dec. 31, 2021
Approval Of Financial Statements [Abstract]
Approval of financial statements	27 Approval of financial statements The consolidated financial statements were approved and authorised for issue by the Board of Directors on 9 February 2022.